Restatement and Reclassification of Prior Period Financial Statements (Tables)	9 Months Ended
Sep. 30, 2025
Restatement and Reclassification of Prior Period Financial Statements [Abstract]
Schedule of Condensed Consolidated Statements of Operations	The impact of these reclassifications and restatements on the Company’s condensed consolidated statements of operations for the three and nine months ended September 30, 2024, is shown below:
	For the three months ended September 30, 2024
	As previously reported	Reclassification	Restatement	As adjusted
Revenue	$81,636	$-	-	$81,636
Cost of goods sold	145,201	-	(137,204)	7,997
Gross profit	$(63,565)	$-	$137,204	$73,639
Operating expenses:
General and administrative expenses	1,039,092	(532,305)	99	506,886
Research and development expenses	157,741	-	28,937	186,678
Sales and marketing	633,570	(103,154)	108,168	638,584
Acquisition and integration	-	635,459	-	635,459
Depreciation and amortization	-	-	-	-
Total operating expenses	1,830,403	-	137,204	1,967,607
Loss from operations	$(1,893,968)	$-	$-	$(1,893,968)

	For the nine months ended September 30, 2024
	As previously reported	Reclassification	Restatement	As adjusted
Revenue	$183,631	$-	$-	$183,631
Cost of goods sold	155,210	-	(137,204)	18,006
Gross profit	$28,421	$-	$137,204	$165,625
Operating expenses:
General and administrative expenses	2,462,469	(1,398,008)	99	1,064,461
Research and development expenses	431,054	-	28,937	459,991
Sales and marketing	1,758,156	(103,154)	108,168	1,763,170
Acquisition and integration	-	1,501,261	-	1,501,261
Depreciation and amortization	-	-	-	-
Total operating expenses	4,651,679	-	137,204	4,788,883
Loss from operations	$(4,623,258)	$-	$-	$(4,623,258)